Warrant Liability (Tables) (Series A Warrants [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Assumptions used to value the warrants [Table Text Block]
The key assumptions used to value the Series A Warrants were as follows:

Assumption	June 30, 2014	December 31, 2013
Expected price volatility	115%	90%
Expected term (in years)	3.78	4.27
Risk-free interest rate	1.17%	1.40%
Dividend yield	0.00%	0.00%
Weighted-average fair value of warrants	$0.55	$0.34

The key assumptions used to value the Series A Warrants were as follows:

December 31,
Assumption	2013
Expected price volatility	90%
Expected term (in years)	4.27
Risk-free interest rate	1.4%
Dividend yield	0.00%
Weighted-average fair value of warrants	$0.34